Condensed financial information of the parent company	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
17.	Condensed financial information of the parent company

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of June 30,
	2024	2025	2025
	RMB	RMB	$ Note 2 (e)
ASSETS
Cash	-	4,037,883	563,667
Short-term investment	-	661,824	92,387
Amounts due from the Group’s entities		3,216,456	449,000
Prepaid expenses and other current assets	-	26,863,500	3,750,000
Other non-current assets	-	4,931,108	688,355
Investment in subsidiaries	27,807,737	17,118,074	2,389,592
TOTAL ASSETS	27,807,737	56,828,845	7,933,001

LIABILITIES
Accrued expenses and other current liabilities	-	6,258	874
TOTAL LIABILITIES	-	6,258	874

SHAREHOLDERS’ EQUITY
Ordinary Shares ($0.0001 par value per share; 500,000,000 and 500,000,000 shares authorized as of June 30, 2024 and 2025; 20,000,000 and 22,000,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively *)	12,720	14,177	1,979
Additional paid-in capital	65,063,327	107,349,192	14,985,369
Share subscription receivable	(12,720)	(12,720)	(1,776)
Accumulated deficit	(37,278,750)	(49,761,797)	(6,946,479)
Accumulated other comprehensive income/(loss)	23,160	(766,265)	(106,966)
Total shareholders' equity	27,807,737	56,822,587	7,932,127
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY	27,807,737	56,828,845	7,933,001

*	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 11).